PGIM Corporate Bond 0-5 Year ETF Expense Example - PGIM Corporate Bond 0-5 Year ETF - No Share Class	Jul. 23, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	$ 64